STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 699,901	$ 506,234	$ 584,394	$ 10,641
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation			160,117	26,409
Accumulated Amortization			236,130	0
Net change right-of-use assets and liabilities	(45,289)	0	(19,313)	28,755
Depreciation and amortization	174,041	79,859
Changes in operating assets and liabilities:
Accounts receivable	(617,335)	(135,292)	(671,730)	756,095
Work in process Inventory			7,584	(19,241)
Sales Demo Inventory			396,050	(786,414)
Employee Cash Advances			(3,000)	0
Equipment Parts Inventory	186,026	(131,475)	(41,793)	(690,069)
Finished Goods Inventory			19,535	(181,453)
Other assets	1,406	0
Inventory	186,026	(131,475)	(41,793)	(690,069)
Deferred revenue	(20,711)	(338,801)
Accounts payable and sales tax payable	87,044	(42,692)	(636,147)	50,476
Unearned product Revenues				779,128
Sales tax payable				12,665
Net Cash Provided By (Used In) Operating Activities	462,270	(200,783)	1,375,287	(1,525,198)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Machinery & Equipment			(2,750)	(794,945)
Purchase of Vehicles			0	(9,989)
Purchase of Office & Computer Equipment			(2,995)	(39,449)
Purchase of R&D Equipment			(6,920)	(31,053)
Purchase of Intangible assets			(216,800)	(3,184,280)
Cash outlay for fixed assets	0	(2,750)
Cash outlay for intangible assets	(4,195)	(2,995)
Net Cash Used In Investing Activities	(4,195)	(5,745)	(229,465)	(4,059,716)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Notes			(665,084)	926,768
Proceeds from (repayment of) PPP loans	(317,328)	198,750	118,578	198,750
Dividents paid			(310,280)
Proceeds from Sale of Common Stock				4,786,110
Proceeds from (repayment of) loan payable - related party	(216,395)	(217,031)
Net Cash (Used In) Provided by Financing Activities	(533,723)	(18,281)	(856,787)	5,911,628
Net Change in Cash	(75,648)	176,757	289,035	326,714
Cash - Beginning of period	326,714	0	326,714	0
Cash - End of period	540,101	503,470	615,749	326,714
Cash Paid During the Period for:
Interest	$ 14,426	$ 32,453	49,351	43,300
Income taxes			15,456	68
ICT Investments Loan:Note 2			(428,243)	(689,937)
ICT Investments Loan:Note 2			(236,841)	(236,841)
Total			$ (665,084)	$ (926,778)